Leases (Tables)	12 Months Ended
Jun. 30, 2021
Leases [Abstract]
Disclosure of right-of-use assets
Set out below are the carrying amounts of the Group’s right-of-use assets and the movements during year ended 30 June 2021:

	Leasehold Buildings £’000	Vehicles £’000	Total £’000
As at 1 July 2020	£51,134	£—	£51,134
Additions	27,503	243	27,746
Disposals	(1,751)	(6)	(1,757)
Derecognition as a result of subleases	(122)	—	(122)
Modifications (1)	(2,553)	—	(2,553)
Depreciation charge	(10,390)	(59)	(10,449)
Impairment charge	(1,697)	—	(1,697)
Effect of foreign exchange translations	(5,105)	(4)	(5,109)
As at 30 June 2021	£57,019	£174	£57,193
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation and changes resulting from additional space rented. The carrying value of the corresponding right-of-use asset is also remeasured to reflect this change.
Set out below are the carrying amounts of the Group’s right-of-use assets and the movements during year ended 30 June 2020:

Leasehold Buildings £’000
As at 1 July 2019	£—
Adjustment on initial application of IFRS 16 (see note 2)	40,222
Additions	20,827
Disposals	(220)
Derecognition as a result of subleases	(1,336)
Modifications(1)	335
Depreciation charge	(9,072)
Effect of foreign exchange revaluation and translations	378
As at 30 June 2020	£51,134
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation and changes resulting from additional space rented. The carrying value of the corresponding right-of-use asset is also remeasured to reflect this change.

Disclosure of changes in net investment in finance lease
Set out below are the carrying amounts of the Group’s lease liabilities and the movements during the year ended 30 June 2021:

	Leasehold Buildings £’000	Vehicles £’000	Total £’000
As at 1 July 2020	£53,365	£—	£53,365
Additions	28,408	243	28,651
Disposals	(1,841)	(6)	(1,847)
Modifications(1)	(2,500)	—	(2,500)
Interest	1,176	2	1,178
Payments	(11,768)	(60)	(11,828)
Effect of foreign exchange revaluation and translations	(3,330)	(4)	(3,334)
As at 30 June 2021	£63,510	£175	£63,685
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation and changes resulting from additional space rented.

Set out below are the carrying amounts of the Group’s lease liabilities and the movements during the year ended 30 June 2020:

	Leasehold Buildings £’000	Office equipment £’000	Total £’000
As at 1 July 2019	£—	£21	£21
Adjustment on initial application of IFRS 16 (see note 2)	40,173	—	40,173
Additions	20,818	—	20,818
Disposals	(242)	—	(242)
Modifications(1)	353	—	353
Interest	1,066	—	1,066
Payments	(9,882)	(21)	(9,903)
Effect of foreign exchange revaluation and translations	1,079	—	1,079
As at 30 June 2020	£53,365	£—	£53,365
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation and changes resulting from additional space rented.
Schedule of minimum finance lease payments
The maturities of the Group’s lease liabilities for the year ending 30 June 2021 are as follows:

	Leasehold Buildings £’000	Vehicles £’000	Total £’000
Less than 1 year	13,446	97	13,543
1 to 5 years	35,869	78	35,947
More than 5 years	18,653	—	18,653
Total undiscounted lease liabilities	67,968	175	68,143

Lease liabilities included in the balance sheet	63,510	175	63,685
Analysed as :
Current	13,446	97	13,543
Non-current	50,064	78	50,142
The maturities of the Group’s lease liabilities for the year ending 30 June 2020 are as follows:

Leasehold Buildings £’000
Less than 1 year	11,132
1 to 5 years	30,643
More than 5 years	16,168
Total undiscounted lease liabilities	57,943

Lease liabilities included in the balance sheet	53,365
Analysed as :
Current	11,132
Non-current	42,233

Disclosure of income statement impact of leases
The following items have been recognised in the Consolidated statement of comprehensive income for the current and prior year:

	Leasehold Buildings £’000	Vehicles £’000	Total £’000
Depreciation on right-of-use assets	£10,390	£59	£10,449
Impairment of right-of-use assets	1,697	—	1,697
Interest expense on lease liabilities	1,176	2	1,178
Expense related to short-term leases	530	85	615
Gain on disposal of leases	(56)	—	(56)
Fair value movement of financial assets	(17)	—	(17)
Total	£13,720	£146	£13,866

Leasehold Buildings £’000
Depreciation on right-of-use assets	£9,072
Interest expense on lease liabilities	1,066
Expense related to short-term leases	437
Gain on sublease recognition	(472)
Gain on disposal of leases	(23)
Fair value movement of financial assets	(30)
Total	£10,050

Disclosure of contractual obligations and commitments
The following table summarises our commitments to settle contractual obligations as of June 30, 2021 and the effect such obligations are expected to have our liquidity and cash flows:

	Less than 1 Year	1 to 3 Years	3 to 5 Years	More than 5 Years	Total
	(in thousands)
Lease liabilities	£13,543	£20,005	£15,942	£18,653	£68,143
Short-term leases	525	—	—	—	525
Leases contracted, but not yet commenced	161	1,771	1,924	4,746	8,602
Total	£14,229	£21,776	£17,866	£23,399	£77,270

Schedule of minimum finance lease receipts
The following table sets out the maturity analysis of lease payments receivable for sub-leases classified as finance leases showing the undiscounted lease payments to be received after the reporting date and the net investment in the finance lease receivable.

	Finance leases 2021 £’000	Finance leases 2020 £’000
Less than 1 year	563	584
1 to 2 years	172	534
2 to 3 years	—	78
3 to 4 years	—	—
4 to 5 years	—	—
More than 5 years	—	—
Total undiscounted lease payments receivable	735	1,196
Unearned finance income	9	27
Net investment in finance lease receivable	744	1,223